CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($)	Nov. 30, 2020	Aug. 31, 2020	Aug. 31, 2019
Current assets
Cash and cash equivalents	$ 8,549,510	$ 14,151,523	$ 16,604,011
Short-term investments	5,000,000
Deferred research and development costs	463,614	574,731	580,879
Prepaid expenses and other current assets	20,962	56,147	46,832
Total current assets	14,034,086	14,782,401	17,231,722
Operating lease right-of-use asset		42,212	65,646
Property and equipment, net of accumulated depreciation of $88,498 and $93,323, respectively	1,360,503	1,349,495	1,368,929
Security deposit	13,537	2,200	2,200
Total assets	15,408,126	16,176,308	18,668,497
Current liabilities
Accounts payable and accrued expenses	64,256	53,428	97,549
Related party payables	71,967	113,186	57,933
Current maturities of operating lease		24,828	23,169
Total current liabilities	136,223	191,442	178,651
Non-current operating lease		17,737	42,564
Total long term liabilities		17,737	42,564
Total liabilities	136,223	209,179	221,215
Commitments and contingencies
Stockholders' equity
Preferred stock: $0.10 par value; 1,000,000 shares authorized, no shares issued and outstanding
Common stock: $0.001 par value; 300,000,000 shares authorized, 52,959,323 shares issued and outstanding at November 30, 2020 and August 31, 2020	52,959	52,959	52,959
Additional paid-in capital	77,877,741	76,039,209	71,166,300
Accumulated other comprehensive income (loss)	3,277
Retained deficit	(62,662,074)	(60,125,039)	(52,771,977)
Total stockholders' equity	15,271,903	15,967,129	18,447,282
Total liabilities and stockholders' equity	$ 15,408,126	$ 16,176,308	$ 18,668,497